Earnings Per Share - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 21, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Gain on derivative warrant liabilities	$ 15,689
Income tax expense	$ 2,358	$ 2,358	$ 0	$ 0
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	20,699,993
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	10,280,000
Sponsor Earn Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,051,000
Member Earn Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,000,000
Marketwise, LLC
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ownership percentage					7.90%
Ownership percentage					92.10%